Capital Requirements	12 Months Ended
Dec. 31, 2020
Capital Requirements
Capital Requirements

(16)    Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

In July 2013, the federal banking agencies issued final rules to implement the Basel III regulatory capital reforms and changes required by the Dodd-Frank Act. The phase-in period for the Company began on January 1, 2015. The Federal Reserve System's (FRB) capital adequacy guidelines require that bank holding companies maintain a Common Equity Tier 1 risk-based capital ratio equal to at least 4.5% of its risk-weighted assets, a Tier 1 risk-based capital ratio equal to at least 6% of its risk-weighted assets and a total risk-based capital ratio equal to at least 8% of its risk-weighted assets.  In addition, bank holding companies generally are required to maintain a Tier 1 leverage ratio of at least 4%.

In addition, the final rules establish a common equity tier 1 capital conservation buffer of 2.5% of risk-weighted assets applicable to all banking organizations. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management. The capital conservation buffer requirement began being phased in over four years beginning in

2016. On January 1, 2016, the first phase of the requirement went into effect at 0.625% of risk-weighted assets, and increased each subsequent year by an additional 0.625 percentage points, to reach its final level of 2.5% of risk weighted assets on January 1, 2019. At December 31, 2019, the capital conservation buffer of 2.5%, effectively raised the minimum required risk-based capital ratios to 7% Common Equity Tier 1 Capital, 8.5% Tier 1 Capital and 10.5% Total Capital on a fully phased-in basis.

Under the Basel III requirements, at December 31, 2020 and December 31, 2019, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of periods indicated:

			Minimum Capital		Required to be
			Required - Basel III		Considered Well-
	Actual		Fully Phased-In		Capitalized
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2020
Total Capital (to risk-weighted assets):
Company	$193,220	14.97%	$135,518	10.50%	$—	N.A	%
Bank	191,504	14.87	135,186	10.50	128,748	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$172,591	13.37%	$109,705	8.50%	$—	N.A	%
Bank	175,384	13.62	109,436	8.50	102,999	8.00
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$129,061	10.00%	$90,345	7.00%	$—	N.A	%
Bank	175,384	13.62	90,124	7.00	83,686	6.50
Tier 1 leverage ratio (to adjusted average assets):
Company	$172,591	10.19%	$67,724	4.00%	$—	N.A	%
Bank	175,384	10.41	67,394	4.00	84,243	5.00

December 31, 2019
Total Capital (to risk-weighted assets):
Company	$179,430	14.89%	$126,511	10.50%	$—	N.A	%
Bank	175,459	14.60	126,165	10.50	120,158	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$157,139	13.04%	$102,414	8.50%	$—	N.A	%
Bank	162,822	13.55	102,134	8.50	96,126	8.00
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	$118,793	9.86%	$84,341	7.00%	$—	N.A	%
Bank	162,822	13.55	84,110	7.00	78,102	6.50
Tier 1 leverage ratio:
Company	$157,139	10.73%	$58,562	4.00%	$—	N.A	%
Bank	162,822	11.18	58,280	4.00	72,850	5.00